SCHEDULE OF SENIOR SECURED PROMISSORY NOTES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Balance, January 31, 2021 and October 31, 2021
Additions		4,650,000
Discount		(150,000)
Transaction costs		(639,250)
Accretion		992,117
Repayment		(4,852,867)
Balance, October 31, 2022
December senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Balance, January 31, 2021 and October 31, 2021
Additions		3,000,000
Discount
Transaction costs		(396,500)
Accretion		527,382
Repayment		(3,130,882)
Balance, October 31, 2022
April senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Balance, January 31, 2021 and October 31, 2021
Additions		1,650,000
Discount		(150,000)
Transaction costs		(242,750)
Accretion		464,735
Repayment		(1,721,985)
Balance, October 31, 2022